Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document Type	Other
Amendment Flag	false
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Trust
Entity Central Index Key	0001332174
Document Period End Date	Mar 31, 2011
Entity Filer Category	Large Accelerated Filer
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Document Type	Other
Amendment Flag	false
Entity Registrant Name	iShares S&P GSCI Commodity-Indexed Investing Pool LLC
Entity Central Index Key	0001346616
Document Period End Date	Mar 31, 2011

Statements of Financial Condition (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Assets
Investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	$ 2,032,290,142	$ 1,799,879,995	$ 1,759,350,446
Total Assets	2,032,290,142	1,799,879,995	1,759,350,446
Liabilities and Shareholders' Capital / Members' Equity
Payable for capital Shares redeemed	1,880,009
Total Liabilities	1,880,009
Commitments and Contingent Liabilities (Note 7)	-	-	-
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 54,000,000 issued and outstanding at March 31, 2011; 52,700,000 issued and outstanding at December 31, 2010 and 55,550,000 issued and outstanding at December 31, 2009	2,030,410,133	1,799,879,995	1,759,350,446
Total Shareholders' Capital	2,030,410,133	1,799,879,995	1,759,350,446
Total Liabilities and Shareholders' Capital	2,032,290,142	1,799,879,995	1,759,350,446
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Assets
Cash and cash equivalents		77,998,322	46,820,169
Cash and cash equivalents, unrestricted	1,496,307	1,662,838	201,766
Cash and cash equivalents held at FCM (restricted)	36,058,899	76,335,484
Short-term investments held at FCM (restricted)	1,972,626,706	1,687,824,740	1,722,340,589
Receivable for variation margin on open futures contracts (Note 9)	23,411,200	35,184,200
Interest receivable	118	314	80
Total Assets	2,033,593,230	1,801,007,576	1,769,160,838
Liabilities and Shareholders' Capital / Members' Equity
Payable for variation margin on open futures contracts (Note 9)			8,708,040
Management fee payable	1,283,934	1,110,188	1,086,220
Total Liabilities	1,283,934	1,110,188	9,794,260
Commitments and Contingent Liabilities (Note 7)	-	-	-
Members' Equity
General member	19,154	17,393	16,132
Limited member	2,032,290,142	1,799,879,995	1,759,350,446
Total Members' Equity	2,032,309,296	1,799,897,388	1,759,366,578
Total Liabilities and Members' Equity	$ 2,033,593,230	$ 1,801,007,576	$ 1,769,160,838

Statements of Financial Condition (Parenthetical) (iShares S&P GSCI Commodity-Indexed Trust [Member], USD $)	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
iShares S&P GSCI Commodity-Indexed Trust [Member]
Redeemable capital Shares, par value	$ 0	$ 0	$ 0
Redeemable capital Shares, issued	54,000,000	52,700,000	55,550,000
Redeemable capital Shares, outstanding	54,000,000	52,700,000	55,550,000

Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Income
Interest	$ 741,983	$ 247,327	$ 1,971,668	$ 2,377,285	$ 14,682,544
Total investment income	741,983	247,327	1,971,668	2,377,285	14,682,544
Expenses
Management fee	3,511,304	3,164,322	12,260,081	9,015,411	5,181,087
Brokerage commissions and fees	755,424		549	2,173	1,012
Total expenses	4,266,728	3,164,322	12,260,630	9,017,584	5,182,099
Net investment income (loss)	(3,524,745)	(2,916,995)	(10,288,962)	(6,640,299)	9,500,445
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on short-term investments	20,359	(418)	3,317	192,935	643,807
Net realized gain (loss) on futures contracts	176,379,903		(102,883,332)	(9,748,137)	15,927,248
Net change in unrealized appreciation/depreciation on futures contracts	13,828,490	(17,020,104)	231,740,632	218,814,394	(401,243,118)
Net realized and unrealized gain (loss)	190,228,752	(17,020,522)	128,860,617	209,259,192	(384,672,063)
Net gain (loss)	186,704,007	(19,937,517)	118,571,655	202,618,893	(375,171,618)
Net gain (loss) per Share	$ 3.47	$ (0.36)	$ 2.2	$ 4.91	$ (29.59)
Weighted-average Shares outstanding	53,761,111	55,550,000	53,999,863	41,228,356	12,680,191
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Income
Interest	741,990	247,329	1,971,686	2,377,320	14,683,161
Total investment income	741,990	247,329	1,971,686	2,377,320	14,683,161
Expenses
Management fee	3,511,337	3,164,351	12,260,196	9,015,519	5,181,296
Brokerage commissions and fees	755,424		549	2,173	1,012
Total expenses	4,266,761	3,164,351	12,260,745	9,017,692	5,182,308
Net investment income (loss)	(3,524,771)	(2,917,022)	(10,289,059)	(6,640,372)	9,500,853
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on short-term investments	20,359	(418)	3,317	192,938	643,834
Net realized gain (loss) on futures contracts	176,381,549		(102,884,326)	(9,748,296)	15,927,800
Net change in unrealized appreciation/depreciation on futures contracts	13,828,631	(17,020,260)	231,742,984	218,816,737	(401,256,770)
Net realized and unrealized gain (loss)	190,230,539	(17,020,678)	128,861,975	209,261,379	(384,685,136)
Net gain (loss)	$ 186,705,768	$ (19,937,700)	$ 118,572,916	$ 202,621,007	$ (375,184,283)

Statements of Changes in Shareholders' Capital/Members' Equity (USD $)	iShares S&P GSCI Commodity-Indexed Trust [Member]	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] General Member	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member] Limited Member	iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Shareholders' Capital, Beginning of Period at Dec. 31, 2007	$ 458,195,417
Members' Equity at Dec. 31, 2007		26,683	458,195,417	458,222,100
Contributions	756,083,354
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			756,083,354	756,083,354
Redemptions	(372,869,896)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(372,869,896)	(372,869,896)
Net investment loss	9,500,445	408	9,500,445	9,500,853
Net realized gain (loss) on short-term investments	643,807	27	643,807	643,834
Net realized gain (loss) on futures contracts	15,927,248	552	15,927,248	15,927,800
Net change in unrealized appreciation/depreciation on futures contracts	(401,243,118)	(13,652)	(401,243,118)	(401,256,770)
Net Asset Value per Share, End of Period	$ 27.51
Shareholders' Capital, End of Period at Dec. 31, 2008	466,237,257
Members' Equity at Dec. 31, 2008		14,018	466,237,257	466,251,275
Contributions	1,141,869,162
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			1,141,869,162	1,141,869,162
Redemptions	(51,374,866)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(51,374,866)	(51,374,866)
Net investment loss	(6,640,299)	(73)	(6,640,299)	(6,640,372)
Net realized gain (loss) on short-term investments	192,935	3	192,935	192,938
Net realized gain (loss) on futures contracts	(9,748,137)	(159)	(9,748,137)	(9,748,296)
Net change in unrealized appreciation/depreciation on futures contracts	218,814,394	2,343	218,814,394	218,816,737
Net Asset Value per Share, End of Period	$ 31.67
Shareholders' Capital, End of Period at Dec. 31, 2009	1,759,350,446
Members' Equity at Dec. 31, 2009		16,132	1,759,350,446	1,759,366,578
Net investment loss	(2,916,995)			(2,917,022)
Net realized gain (loss) on short-term investments	(418)			(418)
Net change in unrealized appreciation/depreciation on futures contracts	(17,020,104)			(17,020,260)
Shareholders' Capital, End of Period at Mar. 31, 2010
Shareholders' Capital, Beginning of Period at Dec. 31, 2009	1,759,350,446
Members' Equity at Dec. 31, 2009		16,132	1,759,350,446	1,759,366,578
Contributions	249,730,155
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			249,730,155	249,730,155
Redemptions	(327,772,261)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(327,772,261)	(327,772,261)
Net investment loss	(10,288,962)	(97)	(10,288,962)	(10,289,059)
Net realized gain (loss) on short-term investments	3,317		3,317	3,317
Net realized gain (loss) on futures contracts	(102,883,332)	(994)	(102,883,332)	(102,884,326)
Net change in unrealized appreciation/depreciation on futures contracts	231,740,632	2,352	231,740,632	231,742,984
Net Asset Value per Share, End of Period	$ 34.15
Shareholders' Capital, End of Period at Dec. 31, 2010	1,799,879,995
Members' Equity at Dec. 31, 2010		17,393	1,799,879,995	1,799,897,388
Contributions	76,373,143
Contributions to iShares S&P GSCI Commodity-Indexed Investing Pool LLC			76,373,143	76,373,143
Redemptions	(32,547,012)
Redemptions from iShares S&P GSCI Commodity-Indexed Investing Pool LLC			(30,667,003)	(30,667,003)
Net investment loss	(3,524,745)	(26)	(3,524,745)	(3,524,771)
Net realized gain (loss) on short-term investments	20,359		20,359	20,359
Net realized gain (loss) on futures contracts	176,379,903	1,646	176,379,903	176,381,549
Net change in unrealized appreciation/depreciation on futures contracts	13,828,490	141	13,828,490	13,828,631
Net Asset Value per Share, End of Period	$ 37.6
Shareholders' Capital, End of Period at Mar. 31, 2011	2,030,410,133
Members' Equity at Mar. 31, 2011		$ 19,154	$ 2,032,290,142	$ 2,032,309,296

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
iShares S&P GSCI Commodity-Indexed Trust [Member]
Cash Flows from Operating Activities
Net gain (loss)	$ 186,704,007	$ (19,937,517)	$ 118,571,655	$ 202,618,893	$ (375,171,618)
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
(Increase) decrease in investment in iShares S&P GSCI Commodity-Indexed Investing Pool LLC	(232,410,147)	19,937,517	(40,529,549)	(1,293,113,189)	(8,041,840)
Increase in payable for capital Shares redeemed	1,880,009	0
Change in operating assets and liabilities:
Net cash provided by (used in) operating activities	(43,826,131)	0	78,042,106	(1,090,494,296)	(383,213,458)
Cash Flows from Financing Activities
Contributions	76,373,143	0	249,730,155	1,141,869,162	756,083,354
Redemptions	(32,547,012)	0	(327,772,261)	(51,374,866)	(372,869,896)
Net cash provided by (used in) financing activities	43,826,131	0	(78,042,106)	1,090,494,296	383,213,458
Net increase (decrease) in cash and cash equivalents	0	0	0	0	0
Cash and Cash Equivalents
Beginning of period	0	0	0	0	0
End of period	0	0	0	0	0
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Cash Flows from Operating Activities
Net gain (loss)	186,705,768	(19,937,700)	118,572,916	202,621,007	(375,184,283)
Adjustments to reconcile net gain (loss) to net cash provided by (used in) operating activities:
Purchases of short-term investments	(1,430,876,844)	(1,682,080,161)	(6,498,387,354)	(5,157,394,236)	(1,857,861,177)
Sales/maturities of short-term investments	1,146,810,747	1,772,399,847	6,534,781,614	3,857,121,324	1,899,465,106
Accretion of discount	(715,510)	(228,179)	(1,875,094)	(2,296,706)	(13,754,410)
Net realized (gain) loss on short-term investments	(20,359)	418	(3,317)	(192,938)	(643,834)
Change in operating assets and liabilities:
Cash and cash equivalents held at FCM (restricted)	40,276,585	(49,189,881)
Receivable for variation margin on open futures contracts	11,773,000	(235)	(35,184,200)	17,576,900	(17,576,900)
Interest receivable	196	(12,270,420)	(234)	1,275	1,161
Payable for variation margin on open futures contracts		(8,708,040)	(8,708,040)	8,708,040
Management fee payable	173,746	9,105	23,968	819,309	(13,886)
Net cash provided by (used in) operating activities	(45,872,671)	(5,246)	109,220,259	(1,073,036,025)	(365,568,223)
Cash Flows from Financing Activities
Contributions	76,373,143		249,730,155	1,141,869,162	756,083,354
Redemptions	(30,667,003)		(327,772,261)	(51,374,866)	(372,869,896)
Net cash provided by (used in) financing activities	45,706,140		(78,042,106)	1,090,494,296	383,213,458
Net increase (decrease) in cash and cash equivalents	(166,531)	(5,246)	31,178,153	17,458,271	17,645,235
Cash and Cash Equivalents
Beginning of period	77,998,322	46,820,169	46,820,169	29,361,898	11,716,663
End of period			77,998,322	46,820,169	29,361,898
Beginning of period	1,662,838	201,766	201,766
End of period	$ 1,496,307	$ 196,520	$ 1,662,838	$ 201,766

Schedule of Investments (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member], USD $)	Mar. 31, 2011	Dec. 31, 2010
United States Treasury Bills, Fair Value	$ 1,972,626,706	$ 1,687,824,740
United States Treasury Bills 0.15% - 0.17% due 4/14/11 [Member]
United States Treasury Bills, Fair Value	264,984,589
United States Treasury Bills, Face Amount	265,000,000
United States Treasury Bills 0.15% - 0.19% due 5/05/11 [Member]
United States Treasury Bills, Fair Value	249,962,605
United States Treasury Bills, Face Amount	250,000,000
United States Treasury Bills 0.15% - 0.19% due 6/02/11 [Member]
United States Treasury Bills, Fair Value	206,519,846
United States Treasury Bills, Face Amount	206,584,000
United States Treasury Bills 0.08% - 0.18% due 7/07/11 [Member]
United States Treasury Bills, Fair Value	351,684,857
United States Treasury Bills, Face Amount	351,822,000
United States Treasury Bills 0.15% - 0.17% due 8/04/11 [Member]
United States Treasury Bills, Fair Value	384,782,031
United States Treasury Bills, Face Amount	385,000,000
United States Treasury Bills 0.13% - 0.14% due 9/08/11 [Member]
United States Treasury Bills, Fair Value	514,692,778
United States Treasury Bills, Face Amount	515,000,000
United States Treasury Bills - 0.07% - 0.15% due 1/06/11 [Member]
United States Treasury Bills, Fair Value		211,818,045
United States Treasury Bills, Face Amount		211,822,000
United States Treasury Bills - 0.13% due 2/03/11 [Member]
United States Treasury Bills, Fair Value		334,960,262
United States Treasury Bills, Face Amount		335,000,000
United States Treasury Bills - 0.14% due 3/10/11 [Member]
United States Treasury Bills, Fair Value		404,896,725
United States Treasury Bills, Face Amount		405,000,000
United States Treasury Bills - 0.17% due 4/14/11 [Member]
United States Treasury Bills, Fair Value		279,867,817
United States Treasury Bills, Face Amount		280,000,000
United States Treasury Bills - 0.15% - 0.19% due 5/05/11 [Member]
United States Treasury Bills, Fair Value		249,863,617
United States Treasury Bills, Face Amount		250,000,000
United States Treasury Bills - 0.19% due 6/02/11 [Member]
United States Treasury Bills, Fair Value		206,418,274
United States Treasury Bills, Face Amount		$ 206,584,000

Schedule of Investments (Parenthetical) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Schedule of Investments
Total United States Treasury Bills, Percentage	97.06% [1]	93.77% [1]
Number of CERF contracts	37,726	37,430
CERF expiration date	March 2014	March 2011
Current notional amount of CERFs	$ 2,028,149,760	$ 1,798,137,200
Net unrealized gain	$ 132,381,722	$ 118,553,091

[1]	Percentage is based on members' equity.

Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. BlackRock Asset Management International Inc. ("BAMII") is the "Sponsor" of the Trust and "Manager" of the iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool"). BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest ("Shares") representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC") and are operated by BAMII, a commodity pool operator registered with the CFTC. BAMII is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a filing on Form 8-K on August 21, 2009 that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and accordingly stopped accepting further creation orders temporarily. The Trust resumed accepting creation orders on April 27, 2010.

The accompanying unaudited financial statements were prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") for interim financial information and with the instructions for Form 10-Q and the rules and regulations of the U.S. Securities and Exchange Commission (the "SEC"). In the opinion of management, all material adjustments, consisting only of normal recurring adjustments, considered necessary for a fair statement of the interim period financial statements have been made. Interim period results are not necessarily indicative of results for a full-year period. These financial statements and the notes thereto should be read in conjunction with the Trust's financial statements included in its Annual Report on Form 10-K for the year ended December 31, 2010 as filed with the SEC on February 25, 2011.

The Trust is not an investment company registered under the Investment Company Act of 1940, as amended.

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") was organized as a Delaware statutory trust on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Trust was known as the iShares® GSCI® Commodity-Indexed Trust. BlackRock Asset Management International Inc. ("BAMII") is the "Sponsor" of the Trust and "Manager" of the iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool"). BlackRock Institutional Trust Company, N.A. is the "Trustee" of the Trust. The Trust is governed by the Amended and Restated Trust Agreement, dated as of September 12, 2007 (the "Trust Agreement"), among the Sponsor, the Trustee and Wilmington Trust Company (the "Delaware Trustee"). The Trust issues units of beneficial interest ("Shares") representing fractional undivided beneficial interests in its net assets. Substantially all of the net assets of the Trust consist of its holdings of the limited liability company interests of a commodity pool, which are the only securities in which the Trust may invest. That commodity pool, iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC, holds long positions in futures contracts on the S&P GSCI™ Excess Return Index listed on the Chicago Mercantile Exchange called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions. Margin has to be posted at the time the CERF position is established.

It is the objective of the Trust that the performance of the Shares will correspond generally to the performance of the S&P GSCI™ Total Return Index before payment of the Trust's and the Investing Pool's expenses.

The Trust and the Investing Pool are each commodity pools, as defined in the regulations of the Commodity Futures Trading Commission ("CFTC") and are operated by BAMII, a commodity pool operator registered with the CFTC. BAMII is an indirect subsidiary of BlackRock, Inc.

The Trustee has the absolute right to reject any creation order, including, without limitation, creation orders that the Trustee has determined would have adverse tax or other consequences to the Trust, its shareholders or the Investing Pool. The Trust disclosed through a filing on Form 8-K on August 21, 2009 that the Trustee expected to reject any creation orders for Shares of the Trust upon the Trust reaching Shares outstanding of approximately 55,900,000 in order to continue to manage the assets of the Trust and the Investing Pool consistent with their investment objective. The Trust received creation orders on August 24, 2009 that would have exceeded that number of Shares, and accordingly stopped accepting further creation orders temporarily. The Trust resumed accepting creation orders on April 27, 2010.

Neither the Trust nor the Investing Pool is an investment company registered under the Investment Company Act of 1940, as amended.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Organization

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool") is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. BlackRock Asset Management International Inc. (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index ("S&P GSCI-ER") listed on the Chicago Mercantile Exchange (the "CME") called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index (the "Index") before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission (the "CFTC") and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors (the "Advisor"), an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.

1 - Organization

The iShares® S&P GSCI™ Commodity-Indexed Investing Pool LLC (the "Investing Pool") is a limited liability company organized under the laws of the State of Delaware on July 7, 2006 and commenced operations on July 10, 2006. Prior to May 9, 2007, the Investing Pool was known as the iShares® GSCI® Commodity-Indexed Investing Pool LLC. BlackRock Asset Management International Inc., (the "Manager") is responsible for the administration of the Investing Pool. The Investing Pool holds long positions in futures contracts on the S&P GSCI™ Excess Return Index ("S&P GSCI-ER") listed on the Chicago Mercantile Exchange (the "CME") called Commodity Excess Return Futures ("CERFs") and posts margin in the form of cash or short-term or similar securities, referred to as "Short-Term Securities," to collateralize its CERF positions.

It is the objective of the Investing Pool that its performance will correspond generally to the performance of the S&P GSCI™ Total Return Index (the "Index") before payment of the Investing Pool's expenses.

The Investing Pool is a commodity pool, as defined in the regulations of the Commodity Futures Trading Commission ("CFTC") and is operated by the Manager, a commodity pool operator registered with the CFTC. The Manager is an indirect subsidiary of BlackRock, Inc. BlackRock Fund Advisors (the "Advisor"), an indirect subsidiary of BlackRock, Inc., serves as the commodity trading advisor of the Investing Pool and is registered with the CFTC.

The Investing Pool is not an investment company registered under the Investment Company Act of 1940, as amended.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with U.S. GAAP. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At March 31, 2011, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:15 p.m. (New York time) that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:15 p.m. (New York time) that day. The NAV is calculated each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after 4:15 p.m. (New York time).

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in the Investing Pool

The Trust's investment in the Investing Pool is valued at an amount equal to the value of the Trust's capital account in the Investing Pool, which is measured at fair value.

The financial statements of the Investing Pool should be read in conjunction with the Trust's financial statements.

At December 31, 2010, the Trust owned 99.99% of the Investing Pool's net assets. Because the Trust invests substantially all of its assets in the Investing Pool, the accounting policies of the Investing Pool, including the Investing Pool's security valuation policies, will directly affect the recorded value of the Trust's investment in the Investing Pool. The Trust also receives a daily allocation of its respective income, expenses and net realized and unrealized gains and losses in proportion to its investment in the Investing Pool.

C.	Income Taxes

The Trust is not an association taxable as a corporation for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Trust is not subject to income taxes. Shareholders are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

D.	Calculation of Net Asset Value

The net asset value of the Trust on any given day is obtained by subtracting the Trust's accrued expenses and other liabilities on that day from the value of (1) the Trust's equity investment in the Investing Pool and (2) any other assets of the Trust, as of 4:15 p.m. (New York time) that day. The Trustee determines the net asset value per Share (the "NAV") by dividing the net asset value of the Trust on a given day by the number of Shares outstanding or deemed to be outstanding at 4:15 p.m. (New York time) that day. The NAV is calculated each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after 4:15 p.m. (New York time).

E.	Distributions

Interest and distributions received by the Investing Pool on the assets posted as margin may be used to acquire additional CERFs or, in the discretion of the Sponsor, distributed to Shareholders. The Trust is under no obligation to make periodic distributions to Shareholders.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Summary of Significant Accounting Policies

2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

Certain amounts in the financial statements for the prior year have been reclassified to conform to the current financial statement presentation.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant ("FCM") the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

As of March 31, 2011 and December 31, 2010, the Investing Pool had cash and cash equivalents held at its clearing FCM of  $36,058,899 and  $76,335,484, respectively, which were posted as margin to collateralize its CERF positions.

D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

As of March 31, 2011 and December 31, 2010, the Investing Pool had short-term investments held at its clearing FCM of  $1,972,626,706 and  $1,687,824,740, respectively, which were posted as margin to collateralize its CERF positions.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:15 p.m. (New York time) on each day on which NYSE Arca, Inc. ("NYSE Arca) is open for regular trading, as soon as practicable after that time.

 2 - Summary of Significant Accounting Policies

A.	Basis of Accounting

The following is a summary of significant accounting policies consistently followed by the Investing Pool in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP"). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and these differences could be material.

B.	Investment in CERFs

CERFs are futures contracts listed on the CME whose settlement at expiration is based on the value of the S&P GSCI-ER at that time. The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. Because of this, additional variation margin payments are not required. Although daily variation margins are not required, daily fluctuations in the value of the CERFs are recorded as an unrealized gain or loss. When a CERF is closed, the Investing Pool records a realized gain or loss based on the difference between the value of the CERF at the time it was opened and the value at the time it was closed. The Investing Pool will deposit with the clearing futures commission merchant the required margin for the CERFs in the form of cash or Short-Term Securities. CERFs are derivative instruments valued at fair value, which the Manager has determined to be that day's announced CME settlement price for the CERF. If there is no announced CME settlement price for the CERF on that day, the Manager will use the most recently announced CME settlement price unless the Manager determines that the price is inappropriate as a basis for the valuation of the CERFs. The Investing Pool's investment in the CERFs has not been designated as a hedging instrument. As a result, all changes in the fair value are reflected in the Statements of Operations.

The investment objective of the Investing Pool is to seek investment results that correspond generally to the performance of the Index before payment of the Investing Pool's expenses through holdings of long positions in CERFs.

For futures contracts, counterparty credit risk is mitigated because futures contracts are exchange-traded and the exchange's clearing house acts as central counterparty to all exchange-traded futures contracts (although customers continue to have credit exposure to the clearing member who holds their account).

Please refer to Note 9 for additional disclosures regarding the Investing Pool's investments in CERFs.

C.	Cash and Cash Equivalents

The Investing Pool defines cash and cash equivalents to be highly liquid investments with original maturities of three months or less.

D.	Short-Term Investments

Short-term investments on the Statements of Financial Condition consist principally of short-term fixed income securities with original maturities of one year or less. These investments are valued at fair value.

E.	Securities Transactions, Income and Expense Recognition

Securities transactions are accounted for on the trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Other income and expenses are recognized on the accrual basis.

F.	Income Taxes

The Investing Pool is not an association taxable as a corporation and is treated as a partnership for federal, state and local income tax purposes.

No provision for federal, state, and local income taxes has been made in the accompanying financial statements because the Investing Pool is not subject to income taxes. Holders of interests in the Investing Pool are individually responsible for their own tax payments on their proportionate share of gains, losses, credits, or deductions.

G.	Calculation of Net Asset Value

The net asset value of the Investing Pool on any given day is obtained by subtracting the Investing Pool's accrued expenses and other liabilities on that day from the value of the assets of the Investing Pool, calculated as of 4:15 p.m. (New York time) on each day on which NYSE Arca, Inc. ("NYSE Arca") is open for regular trading, as soon as practicable after that time.

Offering of the Investing Pool Interests (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Offering of the Investing Pool Interests

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.

3 - Offering of the Investing Pool Interests

Interests in the Investing Pool ("Investing Pool Interests") are issued only to and redeemable only by the iShares® S&P GSCI™ Commodity-Indexed Trust (the "Trust") in exchange for a combination of CERFs and cash or Short-Term Securities in lieu of cash. The baskets of CERFs and cash or Short-Term Securities in lieu of cash are transferred to or from the Trust in exchange for Investing Pool Interests. Individual investors cannot purchase or redeem Investing Pool Interests. The Investing Pool transacts only with the Trust and the Manager.

Redemptions of Investing Pool Interests in exchange for CERFs and cash or Short-Term Securities in lieu of cash are treated as sales for financial statement purposes.

Offering of the Shares (iShares S&P GSCI Commodity-Indexed Trust [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Offering of the Shares

3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool, and some other types of market participants, are required to deposit cash margin with their futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption of Shares (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On April 27, 2010, the Trust resumed accepting creation orders. Creation of new Shares of the Trust had been suspended since August 24, 2009.

On March 31, 2011, the Trust had 54,000,000 Shares outstanding.

 3 - Offering of the Shares

Shares are issued and redeemed continuously in one or more blocks of 50,000 Shares in exchange for a combination of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash). The baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are transferred to or from the Investing Pool in exchange for limited liability company interests in the Investing Pool. In addition, the Investing Pool, and some other types of market participants, are required to deposit cash margin with their futures commission merchant with a value equal to 100% of the value of each CERF position at the time it is established.

Individual investors cannot purchase or redeem Shares in direct transactions with the Trust. The Trust transacts only with registered broker-dealers that have entered into a contractual arrangement with the Trust and the Sponsor governing, among other matters, the creation and redemption of Shares (such authorized broker-dealers are the "Authorized Participants"). Authorized Participants may redeem their Shares (as well as Shares on behalf of other investors) at any time on any business day in one or more blocks of 50,000 Shares. Redemptions of Shares in exchange for baskets of CERFs and cash (or, in the discretion of the Sponsor, Short-Term Securities in lieu of cash) are treated as sales for financial statement purposes.

On April 27, 2010, the Trust resumed accepting creation orders. Creation of new Shares of the Trust had been suspended since August 24, 2009.

On December 31, 2010, the Trust had 52,700,000 Shares outstanding.

Investing Pool Expenses (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investing Pool Expenses

4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.

 4 - Investing Pool Expenses

The Manager pays the amounts that would otherwise be considered the ordinary operating expenses, if any, of the Investing Pool. The Manager receives an allocation from the Investing Pool that accrues daily at an annualized rate equal to 0.75% of the net asset value of the Investing Pool.

Trust Expenses (iShares S&P GSCI Commodity-Indexed Trust [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Trust Expenses

4 - Trust Expenses

The Trust is not expected to directly bear any ordinary recurring expenses. The Sponsor has agreed to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, Delaware Trustee, Trust administrator and processing agent, (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) tax reporting costs, (6) license fees, and (7) up to  $100,000 per annum in legal fees. The Sponsor has also paid the costs of the Trust's organization and the initial sales of the Shares, including applicable SEC registration fees.

4 - Trust Expenses

The Trust is not expected to bear any ordinary recurring expenses. The Sponsor has agreed to pay the following administrative, operational and marketing expenses: (1) the fees of the Trustee, Delaware Trustee, Trust administrator and processing agent, (2) NYSE Arca listing fees, (3) printing and mailing costs, (4) audit fees, (5) tax reporting costs, (6) license fees, and (7) up to  $100,000 per annum in legal fees. The Sponsor has also paid the costs of the Trust's organization and the initial sales of the Shares, including applicable SEC registration fees.

Related Parties	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Related Parties

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

5 - Related Parties

The Sponsor, the Manager and the Trustee are considered to be related parties to the Trust. The Trustee's fee is paid by the Sponsor and is not a separate expense of the Trust. The Manager is paid by the Investing Pool and that fee is an indirect expense of the Trust.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Related Parties

5 - Related Parties

BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool. The Advisor is considered to be a related party to the Investing Pool. The Administrator's and Advisor's fees are paid by the Manager from the Investing Pool's expense allocation to the Manager and are not a separate expense of the Investing Pool.

 5 - Related Parties

BlackRock Institutional Trust Company, N.A. is the "Administrator" of the Investing Pool. The Manager and the Administrator are considered to be related parties to the Trust and Investing Pool. The Advisor is considered to be a related party to the Investing Pool. The Administrator's and Advisor's fees are paid by the Manager from the Investing Pool's expense allocation to the Manager and are not a separate expense of the Investing Pool.

Indemnification	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Indemnification

6 - Indemnification

The Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries are entitled to be indemnified by the Trust and held harmless against any loss, liability or expense arising out of or in connection with the performance of their obligations under the Trust Agreement or any actions taken in accordance with the provisions of the Trust Agreement and incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the Trust Agreement.

 6 - Indemnification

The Sponsor and its shareholders, directors, officers, employees, affiliates (as such term is defined under the United States Securities Act of 1933, as amended) and subsidiaries are entitled to be indemnified by the Trust and held harmless against any loss, liability or expense arising out of or in connection with the performance of their obligations under the Trust Agreement or any actions taken in accordance with the provisions of the Trust Agreement and incurred without their (1) negligence, bad faith, willful misconduct or willful malfeasance or (2) reckless disregard of their obligations and duties under the Trust Agreement.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Indemnification

6 - Indemnification

The Trust, the Manager and any officers, agents and delegates of the Investing Pool (the "Indemnitees") are entitled to indemnification from the Investing Pool for any loss, damage, claim or expense (including reasonable attorney's fees) incurred by any Indemnitee by reason of any act or omission performed or omitted by such Indemnitee on behalf of the Investing Pool, unless such act or omission is the result of such Indemnitee's gross negligence, bad faith or willful misconduct, and provided that such indemnity shall be provided out of, and only to the extent of, the Investing Pool's assets.

 6 - Indemnification

The Trust, the Manager and any officers, agents and delegates of the Investing Pool (the "Indemnitees") are entitled to indemnification from the Investing Pool for any loss, damage, claim or expense (including reasonable attorney's fees) incurred by any Indemnitee by reason of any act or omission performed or omitted by such Indemnitee on behalf of the Investing Pool, unless such act or omission is the result of such Indemnitee's gross negligence, bad faith or willful misconduct, and provided that such indemnity shall be provided out of, and only to the extent of, the Investing Pool's assets.

Commitments and Contingent Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Commitments and Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

7 - Commitments and Contingent Liabilities

In the normal course of business, the Trust may enter into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Commitments and Contingent Liabilities

7 - Commitments and Contingent Liabilities

In the normal course of business, the Investing Pool may enter into contracts with service providers that contain general indemnification clauses. The Investing Pool's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Investing Pool that have not yet occurred.

 7 - Commitments and Contingent Liabilities

In the normal course of business, the Investing Pool may enter into contracts with service providers that contain general indemnification clauses. The Investing Pool's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Investing Pool that have not yet occurred.

Financial Highlights (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Financial Highlights

8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the period from January 1, 2011 to March 31, 2011. The net investment income (loss) and total expense ratios are calculated using average net assets and have been annualized. The total return is based on the change in the net asset value during the period.

Ratio to average net assets:
Net investment loss (i)	(0.75)%
Expenses (i)(ii)	0.91%
Total return (iii)	10.24%

(i)	Percentage is annualized.
(ii)	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the three months ended March 31, 2011 would have been 0.75%.
(iii)	Percentage is not annualized.

 8 - Financial Highlights

The Investing Pool is presenting the following financial highlights related to investment performance and operations for the years ended December 31, 2010, 2009 and 2008. The net investment income (loss) and total expense ratios are calculated using average net assets. The total return is based on the change in the net asset value during the period.

	Years Ended December 31,
	2010	2009	2008
Ratio to average net assets:
Net investment income (loss)	(0.63)%	(0.55)%	1.38%
Expenses	0.75%	0.74%	0.75%
Total return	7.54%	14.61%	(47.86)%

Net Asset Value and Financial Highlights (iShares S&P GSCI Commodity-Indexed Trust [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Net Asset Value and Financial Highlights

8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the period from January 1, 2011 to March 31, 2011. The net investment income (loss) and total expense ratios are calculated using average net assets. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and total expense ratios have been annualized and include the allocation of net investment income (loss) and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

Net asset value per Share, beginning of period	$34.15

Net investment loss	(0.07)
Realized and unrealized gain	3.52

Net increase in net assets from operations	3.45

Net asset value per Share, end of period	$37.60

Ratio to average net assets:
Net investment loss (i)	(0.75)%
Expenses (i)(ii)	0.91%
Total return, at net asset value (iii)	10.10%

(i)	Percentage is annualized.
(ii)	The ratio of expenses to average net assets includes brokerage commissions and fees in connection with the roll of CERFs which expired in March 2011. Excluding such brokerage commissions and fees, the ratio of expenses to average net assets for the three months ended March 31, 2011 would have been 0.75%.
(iii)	Percentage is not annualized.

 8 - Net Asset Value and Financial Highlights

The Trust is presenting the following net asset values and financial highlights related to investment performance and operations for a Share outstanding for the years ended December 31, 2010, 2009 and 2008. The net investment income (loss) and total expense ratios are calculated using average net asset value. The net asset value presentation is calculated using daily Shares outstanding. The net investment income (loss) and total expense ratios include the allocation of net investment income (loss) and expenses from the Investing Pool. The total return is based on the change in net asset value of a Share during the period. An investor's return and ratios may vary based on the timing of capital transactions.

	Years Ended December 31,
	2010	2009	2008
Net asset value per Share, beginning of period	$31.67	$27.51	$52.37

Net investment income (loss)	(0.19)	(0.16)	0.75
Realized and unrealized gain (loss)	2.67	4.32	(25.61)

Net increase (decrease) in net assets from operations	2.48	4.16	(24.86)

Net asset value per Share, end of period	$34.15	$31.67	$27.51

Ratio to average net assets:
Net investment income (loss)	(0.63)%	(0.55)%	1.38%
Expenses	0.75%	0.75%	0.75%
Total return, at net asset value	7.83%	15.12%	(47.47)%

Investing in CERFs (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investing in CERFs

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the three months ended March 31, 2011 and the year ended December 31, 2010, the average month-end notional amount of open CERFs were  $1,914,108,365 and  $1,637,577,662, respectively.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statements of Financial Condition for the three months ended March 31, 2011 and the year ended December 31, 2010:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
March 31, 2011
Commodity contracts	Receivable for variation margin on open futures contracts	$23,411,200	Payable for variation margin on open futures contracts	$—

December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

The following table shows the effect of the futures contracts, by risk exposure category, on the Statements of Operations for the three months ended March 31, 2011 and 2010:

Three Months Ended March 31, 2011	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
Commodity contracts	Net realized gain on futures contracts	$176,381,549	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	13,828,631

Three Months Ended March 31, 2010
Commodity contracts	Net realized gain on futures contracts	$—	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	(17,020,260)

9 - Investing in CERFs

Substantially all of the Investing Pool's assets are invested in CERFs. The CERFs' settlement value at expiration is based on the value of the S&P GSCI-ER at that time. Therefore, the value of the Investing Pool will fluctuate based upon the value of the S&P GSCI-ER and the prices of the commodities underlying the S&P GSCI-ER. The commodities markets have historically been extremely volatile. For the years ended December 31, 2010 and 2009, the average month-end notional amount of open CERFs were  $1,637,577,662 and  $1,185,141,292, respectively.

The following table shows the variation margin on open futures contracts, by risk exposure category, on the Statements of Financial Condition for the years ended December 31, 2010 and 2009:

	Asset Derivatives	Fair Value	Liability Derivatives	Fair Value
December 31, 2010
Commodity contracts	Receivable for variation margin on open futures contracts	$35,184,200	Payable for variation margin on open futures contracts	$—

December 31, 2009
Commodity contracts	Receivable for variation margin on open futures contracts	$—	Payable for variation margin on open futures contracts	$8,708,040

The following table shows the effect of the futures contracts, by risk exposure category, on the Statements of Operations for the years ended December 31, 2010 and 2009:

	Statements of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation
December 31, 2010
Commodity contracts	Net realized gain (loss) on futures contracts	$(102,884,326)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	231,742,984
December 31, 2009
Commodity contracts	Net realized gain (loss) on futures contracts	$(9,748,296)	$—
	Net change in unrealized appreciation/depreciation on futures contracts	—	218,816,737

Investment Valuation	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Investment Valuation

9 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

Substantially all of the net assets of the Trust consist of its interests in the Investing Pool, which are measured at fair value. Interests in the Investing Pool are classified as Level 2, as there are no active markets for interests in the Investing Pool, while all significant inputs for the value of the Investing Pool are directly observable to the Trust.

At March 31, 2011 and December 31, 2010, the fair value of the Trust's interests in the Investing Pool equaled  $2,032,290,142 and  $1,799,879,995, respectively.

Disclosure regarding fair value measurements relating to the Investing Pool's investment portfolio can be found in Note 10 of the Investing Pool's Notes to Financial Statements.

9 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Trust values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

Substantially all of the net assets of the Trust consist of its interests in the Investing Pool, which are measured at fair value. Interests in the Investing Pool are classified as Level 2, as there are no active markets for interests in the Investing Pool, while all significant inputs for the value of the Investing Pool are directly observable to the Trust. At December 31, 2010 and 2009, the fair value of the Trust's interests in the Investing Pool equaled  $1,799,879,995 and  $1,759,350,446, respectively.

Disclosure regarding fair value measurements relating to the Investing Pool's investment portfolio can be found in Note 10 of the Investing Pool's Notes to Financial Statements.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Investment Valuation

10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Investing Pool values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Investing Pool has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

Investments in CERFs are measured at fair value using CME settlement prices for CERFs. CERFs are classified as Level 1 investments, as CME settlement prices are quoted prices for identical assets in active markets. At March 31, 2011 and December 31, 2010, the fair value of CERFs equaled  $2,028,149,760 and  $1,798,137,200, respectively.

The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. This margin collateral, in the form of short-term investments in U.S. Treasury bills, is valued at fair value. U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs. At March 31, 2011 and December 31, 2010, the fair value of short-term investments equaled  $1,972,626,706 and  $1,687,824,740, respectively.

 10 - Investment Valuation

In accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, the Investing Pool values investments using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Inputs may be based on independent market data ("observable inputs") or they may be internally developed ("unobservable inputs"). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1	–	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Investing Pool has the ability to access as of the measurement date;

Level 2	–	Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active; and

Level 3	–	Inputs that are unobservable for the asset or liability.

Investments in CERFs are measured at fair value using CME settlement prices for CERFs. CERFs are classified as Level 1 investments, as CME settlement prices are quoted prices for identical assets in active markets. At December 31, 2010 and 2009, the fair value of CERFs equaled  $1,798,137,200 and  $1,752,295,140, respectively.

The terms of the CERFs require the Investing Pool to deposit initial margin with a value equal to 100% of the value of each CERF position at the time the position is established, thereby making those positions unleveraged. This margin collateral, in the form of short-term investments in Treasury bills, is valued at fair value. U.S. Treasury bills are classified as Level 2 investments, as these trade in markets that are not considered active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources that are supported by observable inputs. At December 31, 2010 and 2009, the fair value of short-term investments equaled  $1,687,824,740 and  $1,722,340,589, respectively.

Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
iShares S&P GSCI Commodity-Indexed Trust [Member]
Subsequent Events

10 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended March 31, 2011, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

10 - Subsequent Events

In connection with the preparation of the financial statements of the Trust as of and for the period ended December 31, 2010, management has evaluated the impact of all subsequent events on the Trust through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Subsequent Events

11 - Subsequent Events

In connection with the preparation of the financial statements of the Investing Pool as of and for the period ended March 31, 2011, management has evaluated the impact of all subsequent events on the Investing Pool through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

 11 - Subsequent Events

In connection with the preparation of the financial statements of the Investing Pool as of and for the period ended December 31, 2010, management has evaluated the impact of all subsequent events on the Investing Pool through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements, except as set forth below.

In February 2011, the Investing Pool began trading in CERFs expiring in March 2014 in connection with the rolling process from CERFs expiring in March 2011.